[Letterhead of Orrick, Herrington & Sutcliffe, LLP]

August 1, 2013

VIA EDGAR

Tom Kluck

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, D.C. 20549

Re:	Marcus & Millichap, Inc.

Draft Registration Statement on Form S-1

Submitted June 14, 2013

CIK No. 0001578732

Dear Mr. Kluck:

This letter sets forth the responses of Marcus & Millichap, Inc. (the “Company”) to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (“Commission”) set forth in the letter dated July 12, 2013 (“Staff Letter”), relating to the Company’s Draft Registration Statement on Form S-1 (the “Draft Registration Statement”). The Company is concurrently submitting Amendment No. 1 to the Draft Registration Statement (the “Amendment”).

For ease of reference, we have set forth each comment in the Staff Letter in italicized, bold type and have followed each comment with the Company’s response. Capitalized terms used but not defined in this letter have the meanings given to them in the Draft Registration Statement.

General:

1.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Currently, neither the Company nor anyone authorized on its behalf, has presented any written communications, as defined in Rule 405 under the Securities Act of 1933, as amended (the “Securities Act”), to potential investors in reliance on Section 5(d) of the Securities Act. The Company confirms that it will provide copies of any such written communications to the Staff when available. The Company

Tom Kluck

August 1, 2013

further confirms that it will supplementally provide the Staff with any research reports about the Company that are published or distributed on reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in the Company’s offering.

2.	Please provide us with supporting documentation for all quantitative and qualitative business and industry data used in the registration statement. Clearly mark the specific language in the supporting materials that supports each statement. Further, please confirm to us that third party industry and market data included in the registration statement was not commissioned by you or the underwriters. We provide the following statements by way of example only:

•	“We have been the top commercial real estate investment broker in the United States based on the number of transaction over the last 10 years,” page 1;

•	“The total value of U.S. commercial real estate assets was estimated to be $12 trillion at the end of 2012,” pages 2 and 52; and

•	“According to Real Capital Analytics, average commercial real estate yields (capitalization rates) by the four major property types currently range from 6.1% to 7.3%...,” page 54.

In response to the Staff’s comment, the Company is providing supplementally to the Staff, contemporaneously with this letter, a chart that indicates, for each quantitative and qualitative business and industry data used in the Draft Registration Statement, the underlying support for the applicable statement, and copies of the studies and reports containing the underlying support, where applicable. Neither the Company nor the underwriters commissioned any of the third party industry and market data in the Draft Registration Statement.

3.	We note that, in exchange for debt, you intend to issue shares of common stock to MMC shareholders and to certain underwriters and that such shares will be offered for resale in this registration statement. Please explain to us in detail whether the initial sale of such shares was a completed private placement prior to filing the registration statement. See CDI, Securities Act Sections, Question 139. 06. Also advise us of the exemption from registration you relied upon.

The Company respectfully submits that (1) MMC’s exchange of shares of the Company’s common stock for outstanding MMC indebtedness held by the debt-for-equity exchange parties, (2) the debt-for-equity exchange parties’ sale of those shares to the underwriters and (3) the underwriters’ resale of those shares to the public, should be viewed, for purposes of U.S. securities laws, as a unified underwritten offering pursuant to a registration statement under the Securities Act. As disclosed on page 94 of the Amendment, the debt-for-equity exchange parties will be deemed, for purposes of U.S. securities laws, to be “underwriters” of the shares of Company’s common stock offered in the initial public offering. In addition, as disclosed on page 84 of the Amendment, MMC will be deemed, for purposes of U.S. securities laws, to be the “selling stockholder” in the initial public offering.

Tom Kluck

August 1, 2013

Risk Factors, page 10

4.	Please include a risk factor noting that one of your underwriters has a conflict of interest in the offering as they are participating in the debt-for-equity exchange, as discussed on page 89.

In response to the Staff’s comment, the Company has added a risk factor on page 20 of the Amendment noting that some of our underwriters have a conflict of interest in the offering as they are participating in the debt-for-equity exchange.

We are an “emerging growth company,”..., page 19

5.	We note that you have elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1). Please provide a risk factor explaining that this election allows you to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies. Please state in your risk factor that, as a result of this election, your financial statements may not be comparable to companies that comply with public company effective dates. Include a similar statement in your critical accounting policy disclosures.

The Company has changed its decision to use the extended transition period provided by Section 7(a)(2)(B) and will comply with the requirements for public companies under the new or revised accounting standards under Section 102(b)(1). The Company has revised the disclosures on pages 5, 19 and 42 reflecting this change.

Capitalization, page 26

6.	Please clarify for us and in your filing if the ‘application of the net proceeds’ includes the payment of the special dividend. To the extent it does not include the reduction in cash and equity for this special dividend, please tell us how you determined it was not necessary to include this item.

The Company acknowledges the Staff’s comment and advises the Staff that the term “special dividend” may not have been used consistently in the Draft Registration Statement as the terms were still being finalized at the time. To clarify, the following three dividends have or may be declared and paid prior to or concurrent with the offering:

1.	A special preferred dividend and return of additional paid-in capital in the amount of $24.7 million (“special preferred dividend”) to MMC to return MMC’s additional paid in capital in MMREIS. This special preferred dividend was declared and paid in June 2013, and will be reflected within the June 30, 2013 consolidated financial statements in a future amendment to the Draft Registration Statement when the Company includes updated financials for the quarter ended June 30, 2013.

Tom Kluck

August 1, 2013

2.	A quarterly preferred dividend (“quarterly preferred dividend”) to distribute MMREIS’s earnings for the quarter ended June 30, 2013 to MMC. This dividend is consistent with MMREIS’s history of paying quarterly dividends of net income to MMC. The quarterly preferred dividend, which will be paid from cash on-hand in August 2013, will be included as a pro forma adjustment in the Amendment.

3.	A contemplated pro-rata dividend (“pro-rata dividend”) to shareholders of record immediately preceding the offering, which may be declared, based on market conditions and other factors existing immediately prior to the offering. The contemplated pro-rata dividend, which will be paid from the net proceeds of the offering, will be included as a pro forma as adjusted adjustment in an amended filing when and if it occurs. A decision as to whether to offer additional shares in the offering to fund the pro-rata dividend will be made prior to the commencement of the road show.

The quarterly preferred dividend and the pro-rata dividend will be included in the capitalization table as pro forma adjustments in a future amendment to the Draft Registration Statement.

The Company has revised the disclosure on page 27 of the Amendment consistent with the above discussion and to clarify that the application of net proceeds will include the payment of a pro-rata dividend.

7.	Please clarify for us and in your filing if the Pro Forma column will reflect the shares issued in the Debt-for-Equity Exchange.

The Pro Forma column will not reflect the shares exchanged in the Debt-for-Equity Exchange, because the Company is not issuing new shares in the Debt-For-Equity Exchange. Instead, shares currently owned by MMC are being exchanged by MMC in satisfaction of its outstanding indebtedness. As a result, the Company respectfully submits that revised disclosure in the filing is not required.

Dilution, page 27

8.	Please clarify for us and in your filing if the decrease in net tangible book value per share attributed to the Spin-Off will reflect the shares issued in the Debt-for-Equity Exchange.

The decrease in net tangible book value per share attributed to the Spin-Off will not reflect the shares exchanged in the Debt-for-Equity Exchange, because the Company is not issuing new shares in the Debt-For-Equity Exchange. Instead, shares currently owned by MMC are being exchanged by MMC in satisfaction of its outstanding indebtedness. As a result, the Company respectfully submits that revised disclosure in the filing is not required.

Tom Kluck

August 1, 2013

Unaudited Pro Forma Consolidated Financial Statements, page 29

9.	It appears you have a firm commitment from your underwriters. Please tell us how you determined it was not necessary to include a pro forma adjustment for the offering proceeds and related changes in equity.

The Interpretations and Guidance of Regulation S-X, Rule 11-02 permit a pro forma adjustment for the offering proceeds and related changes in equity. After further consideration of the Staff’s comment, the Company has amended the disclosure on page 30 of the Amendment to include the offering proceeds and related changes in equity in the pro forma adjustments. The net offering proceeds will be included in the Unaudited Pro Forma Consolidated Financial Statements as a pro forma adjustment.

10.	Please tell us how you determined it was not necessary to include a pro forma adjustment for the special dividend to certain stockholders in connection with the Spin-Off.

As noted in the Company’s response to the Staff’s comment 6 above, the term “special dividend” may not have been used consistently in the Draft Registration Statement. To clarify, the three dividends noted in the response to the Staff’s comment 6 above have been or will be declared and paid prior to or concurrent with the offering.

The Company has revised the disclosure on page 30 of the Amendment to clarify that the pro-rata dividend and related changes in equity will be reflected in the pro forma adjustments:

11.	Please tell us how you determined it was not necessary to include a pro forma adjustment for the change in equity in connection with the Spin-Off and the Debt-For-Equity Exchange. Your response should address the number of issued shares on a pro forma basis and any change to APIC and common stock, par value.

The Company has not included a pro forma adjustment for the change in equity in connection with the Spin-Off and the Debt-For-Equity Exchange, because the Company is not issuing new shares in either the Spin-Off or the Debt-For-Equity Exchange. Instead, MMC is exchanging a portion of its shares of the Company’s common stock that it will own after it exchanges its shares in MMREIS for shares in the Company, in the Debt-For-Equity Exchange and then distributing the balance of its shares in the Company to the shareholders of MMC in the Spin-Off.

Tom Kluck

August 1, 2013

12.	You disclose that you will enter into a transition services agreement and you will procure your own insurance and other miscellaneous services. Please tell us if you have finalized any related agreements. To the extent you have finalized any agreements, please tell us how you determined it was not necessary to include a related pro forma adjustment. Please refer to SAB Topic 1B.2.

The Company advises the Staff that the details of the transition services agreement and the procurement of our own insurance and other miscellaneous services have not yet been finalized. Therefore, the Company does not believe that the aforementioned items currently meet the “objectively measurable” and “factually supportable” criteria required under Regulation S-X, Article 11 for inclusion as pro forma adjustments.

Notes to Unaudited Pro Forma Consolidated Financial Statements, page 33

13.	Please clarify the nature of the assumption of a liability related to amounts payable to former MMREIS shareholders. We may have further comments.

As discussed on page 49 of the Draft Registration Statement, MMREIS has historically issued stock options and stock appreciation rights, or SARs, to key employees through a book value, stock-based compensation award program. The program allows for employees to exercise stock options in exchange for shares of unvested restricted common stock. The program also allows employees to exercise options through the issuance of notes receivable, which are recourse to the employee.

The grant price and repurchase price of stock-based awards at the grant date and repurchase date are fixed as determined by a valuation formula using book value, as defined by the agreements between MMREIS and the employees. The stock awards generally vest over a three to five-year period. Under these plans, MMREIS retains the right to repurchase shares, if certain events occur, which includes termination of employment. In these circumstances, the plan document provides for repurchase proceeds to be settled in the form of a note payable to (former) shareholders or cash, which is settled over a fixed period.

While MMREIS has entered into the agreements to repurchase the stock and settle the SARs held by employees upon termination of their employment (subject to certain conditions as specified in the agreements), MMC has historically assumed the obligation to make payments to the former shareholders because MMREIS has historically distributed most of its earnings to MMC. While MMREIS recognizes the compensation expense associated with these share-based payment arrangements, the liability has historically been assumed by MMC through a deemed contribution to MMREIS, who then has paid the former shareholders over time.

Tom Kluck

August 1, 2013

In conjunction with the Spin-Off, the unpaid portion of the liability will be assumed by MMREIS. This pro forma adjustment reflects the transfer of the liability for the notes payable to MMREIS from MMC, along with a corresponding decrease in equity on MMREIS’s pro forma balance sheet.

The Spin-Off, page 35

14.	Please include a discussion as to the reasons Marcus & Millichap Company is undertaking the Spin-Off and provide an analysis as to why it has determined that it is not required to register the spin-off of shares under the Securities Act. Please see our Staff Legal Bulletin No. 4, available on our website at http://www.sec.gov/interps/legal/slbcf4.txt.

The Company and MMC are undertaking the Spin-Off for several corporate business purposes, including the following:

•

enabling the Company to raise significantly more funds in this offering by unburdening the Company from the business risks, financial risks and capital requirements of MMC’s other businesses, and allowing the Company’s management to focus on implementing its business strategies;

•

facilitating incentive compensation arrangements for employees and sales professionals more directly tied to the Company’s business performance, and enhancing hiring and retention by, among other things, improving the alignment of management and employee incentives with performance and growth objectives of the Company’s business;

•	reducing MMC’s leverage and debt service requirements through the Debt-for-Equity Exchange, thereby providing MMC with greater funding capacity and opportunities for growth going forward;

•

providing greater ability for the Company to grow by opening new offices, expanding its presence in the markets in which the Company currently operates, acquiring new groups or firms, developing its institutional brokerage brand (IPA) and accelerating its international expansion;

•	enabling the Company to invest in the next series of proprietary real estate technology and brokerage tools to improve its productivity, analysis and marketing;

•	enabling the Company to upgrade its sales professionals’ training programs and management development program, and expand its branding and business development campaigns; and

Tom Kluck

August 1, 2013

•	creating an independent equity structure and providing publicly traded stock that will facilitate the Company’s ability to make future acquisitions utilizing the Company’s common stock.

The Company has added the foregoing reasons for the Spin-Off on page 37 of the Amendment.

The Company respectfully submits that it is not required to register the spin-off of shares under the Securities Act. Staff Legal Bulletin No. 4 states that a subsidiary does not have to register the shares in a spin-off if five conditions are met. MMC believes that it meets each of the five conditions for the following reasons:

i.	MMC’s shareholders are not providing consideration or otherwise paying for the spun-off shares;

ii.	The Spin-Off shares are being distributed pro-rata to MMC’s shareholders;

iii.	MMC’s shareholders consist of (i) George Marcus, Chief Executive Officer and Chairman of MMC, who owns 100% of MMC’s voting common stock and (ii) the Chief Financial Officer of MMC and a trust controlled by the General Counsel of MMC, which together own all of MMC’s nonvoting common stock. As directors and/or executive officers of MMC, MMC’s shareholders have been actively involved in the preparation of the Spin-Off and have extensive information and knowledge about the Spin-Off and the Company. The MMC shareholders founded or have a lengthy history with MMC and MMREIS. Furthermore, the Registration Statement on Form S-1 provides significant and adequate information about the Company;

iv.	MMC believes that it has several valid business purposes for the Spin-Off, including enabling the Company to raise significantly more funds per share in a public offering than in the absence of the Spin-Off, unburdening the Company from the business and financial risks, and capital requirements of the other MMC businesses, and enabling MMC to reduce its leverage and debt service requirements by means of the Debt-for-Equity Exchange, leaving MMC with greater funding capacity and opportunities for growth going forward;

v.	MMC has held the shares of MMREIS that will be exchanged for the Company’s common stock, which are being distributed in the Spin-Off, for at least 2 years.

15.	We note your disclosure in the first bullet point that you intend to issue shares of common stock to MMC and to MMREIS shareholders in connection with the Spin-Off. Please tell us if you intend to register these shares or, alternatively, upon which exemption you intend to rely.

The Company does not intend to register the shares of the Company’s common stock issued to MMC and remaining MMREIS shareholders. The shares are being issued to establish a Delaware holding

Tom Kluck

August 1, 2013

company to facilitate the Debt-For-Equity Exchange, the Spin-Off and the offering. Other than MMC, which is the majority shareholder, the MMREIS shareholders are currently directors or managing directors of MMREIS and constitute accredited investors as defined by Rule 501 of Regulation D. The Company intends to rely on Section 4(2) of the Securities Act.

16.	Please expand your disclosure regarding the Spin-Off transactions and include a discussion of any assets and/or liabilities that you will assume.

In response to the Staff’s comment, the Company has revised the disclosure on pages 36 to 38 of the Amendment to expand its disclosure regarding the Spin-Off transactions and to include a discussion of the material assets and liabilities that will be assumed by, or allocated to, the Company.

17.	Please discuss in greater detail the nature of the MMC debt that is being exchanged for shares of common stock and that is owed to MMC shareholders and banks.

The MMC debt that is being exchanged for shares of the Company’s common stock consists of (i) approximately $24.0 million owed to William Millichap and entities affiliated with Donald Lorenz, each former MMC shareholders, (ii) $18.0 million of a term loan that was drawn down in June 2012 to refinance higher interest rate obligations, and (iii) $25.5 million of debt owed to George Marcus.

MMC owes Mr. Millichap approximately $5.9 million, representing the balance of the amount owed to him as a result of the redemption or purchase of Mr. Millichap’s shares of MMC common stock in March 2001. MMC owes Mr. Lorenz and his affiliated entities approximately $18.6 million, representing the balance of the amount owed to him as a result of MMC’s redemption or purchase of Mr. Lorenz’s shares of MMC common stock in March 2008.

The Company initially contemplated that the MMC bank debt would consist of a revolving credit facility of approximately $30.7 million and a term loan facility of approximately $18.0 million. However, the Company has recently determined that in lieu of the $30.7 million revolving credit facility, debt of $25.5 million owed by Usonia Ventures, LLC, a wholly-owned disregarded entity of MMC, to George Marcus since March 2009 (the “Marcus Debt”), will be exchanged for shares of the Company’s common stock and become part of the Debt-for-Equity Exchange. The Company has revised the disclosure on page 36 of the Amendment to provide in greater detail the nature of the MMC debt, including a description of the Marcus Debt.

18.	Please discuss in greater detail here or in the use of proceeds section, the business purpose of the special dividend.

The business purpose of the special dividend, now referred to as the pro-rata dividend, is to provide cash to the Company’s stockholders and to allow them to economically sell their shares on a pro rata basis without undermining the tax-free status of the Spin-Off. The Company has added a discussion of the business purpose of the pro-rata dividend on page 36 of the Amendment. As discussed in the Company’s response to the Staff’s comment 6 above, a decision as to whether to offer additional shares in the offering to fund the pro-rata dividend will be made prior to the commencement of the Company’s road show.

Tom Kluck

August 1, 2013

19.	Please include a discussion of the material terms of the tax-sharing agreement and the transition services agreement in an appropriate section of the prospectus.

The Company confirms that it will provide a discussion of the material terms of the tax sharing agreement and the transition services agreement once the agreements are finalized.

20.	Please consider including an organizational chart reflecting the pre- and post-Spin-Off ownership structure for you and your affiliates.

In response to the Staff’s comment, the Company has revised the disclosure on page 37 of the Amendment to include an organizational chart reflecting the pre- and post-Spin-Off ownership structure for the Company and its affiliates.

Management’s Discussion and Analysis of Financial Condition..., page 36

Critical Accounting Policies; Use of Estimates, page 49

Stock-Based Compensation, page 49

Amendments to Restricted Stock and SARS, page 50

21.	Please provide additional details relating to the accounting for the amendments to restricted stock and stock appreciation rights and the deferred stock units in conjunction with the offering. Cite any relevant accounting literature within your response.

The Company intends to account for the modifications to the unvested restricted stock and stock appreciation rights, and the grants of replacement awards in the form of deferred stock units, in accordance with the guidance in ASC 718-20-35-3 and ASC 718-20-35-8. Since all of the original awards were expected to vest, and will become immediately vested upon modification, the modification represents a Type I (probable-to-probable) modification. The total compensation cost measured at the date of modification will be equal to the sum of: (1) the unrecognized portion of compensation cost associated with the original awards, which will become immediately vested as a result of the modification, and (2) the incremental cost resulting from the modification. The incremental compensation cost will be calculated as the excess of the fair value of the modified awards (based upon the initial public offering price of the stock) over the calculated value of the awards prior to the modification (based upon the formula settlement value). The fair value of the deferred stock units will consider the sales restriction in accordance with ASC 718-10-30-10. As a result of the removal of the buy/sell provision, the modification of the unvested restricted stock will result in the awards being classified as equity awards. Accordingly, the Company will reclassify the liability associated with the unvested restricted stock to additional paid-in capital in accordance with ASC 718-20-55-136. Since the unvested restricted stock and deferred stock units meet the criteria to be accounted for as equity awards and will be fully vested at the modification and grant date, no compensation cost related to the awards will be recognized in subsequent periods.

Tom Kluck

August 1, 2013

2013 Omnibus Equity Incentive Plan, page 50

22.	We note your stock compensation expense will be subject to periodic adjustments to ensure that the cumulative amount of expense recognized is at least equal to the fair value of the portion of the award that has vested. Please tell us your basis in U.S. GAAP for this accounting treatment. Please refer to 718-10-35.

The Company has amended the disclosure on pages 53 to 54 of the Amendment to clarify that the fair value referred to is the grant date fair value in accordance with ASC 718-10-35-8.

Business, page 58

23.	Please expand your discussion of your commercial real estate investment brokerage business, including geographic locations of your offices and greater detail on your independent contractor structure.

In response to the Staff’s comment, the Company has revised the disclosure on page 66 of the Amendment to expand its discussion of the Company’s commercial real estate investment brokerage business and include a map with the geographic locations of the Company’s U.S. offices. The Company has also revised the disclosure on page 69 of the Amendment to discuss its independent contractor structure in greater detail.

Management, page 68

24.	In a future amendment, please include the names of all director nominees and provide the disclosure required by Item 401(a) of Regulation S-K for each such nominee.

Currently, the Company is interviewing potential director candidates. The Company confirms that it will include the names and disclosure required by Item 401(a) of the Regulation S-K for each nominee in a future amendment once the Company’s director nominees have been determined.

25.	Please briefly discuss the specific experience, qualifications, attributes or skills that led to the conclusion that Messrs. Marcus and Millichap should serve as directors. Refer to Item 401(e) of Regulation S-K.

In response to the Staff’s comment, the Company has revised the disclosure on page 74 of the Amendment to discuss the specific experience, qualifications, attributes and skills that led to the conclusion that Messrs. Marcus and Millichap should serve as directors.

Tom Kluck

August 1, 2013

Principal and Selling Stockholders, page 79

26.	We note that you appear to have combined the beneficial ownership table and the selling stockholder table. Please clarify if all those listed on the table are selling stockholders. Please also confirm that all selling stockholders are included in the table.

The Company confirms that all selling stockholders are included in the beneficial ownership and selling stockholder table. MMC is the only selling stockholder in the Company’s initial public offering as indicated under the heading “Selling Stockholder” in the table. The directors and executive officers listed in the table are not selling stockholders.

27.	Please disclose in the beneficial ownership table the natural persons with investment and voting power for the shares held by Marcus & Millichap Company.

In response to the Staff’s comment, the Company has added a footnote to the beneficial ownership table disclosing that George Marcus is the sole natural person with investment and voting power for the shares held by MMC.

Certain Relationships and Related Transactions, page 80

28.	For each transaction, please name the related person and the basis on which the person is a related person. Also discuss a related person’s interest in the transaction including the related person’s position or relationship with a company that is a party to the transaction. See Item 404 of Regulation S-K.

In response to the Staff’s comment, the Company has revised the disclosures on page 85 of the Amendment to provide the requested detail regarding the related persons and the related transactions.

Underwriting, page 87

29.	We refer to the following sentence, which begins the second paragraph in this section: “The underwriters are committed to take and pay for all of the share being offered, if any are taken,....” (emphasis added) Please clarify if this is a firm commitment underwritten offering or an all-or-nothing offering.

The Company confirms that this is a firm commitment underwritten offering. The Company believes that the disclosure required by the Commission with respect to the nature of a firm commitment underwritten offering is governed by Item 508(a) of Regulation S-K. Instruction 1 to that Item indicates in part that “[a]ll that is required as to the nature of the underwriters’ obligation is whether the underwriters are or will be committed to take and to pay for all of the securities if any are taken or whether it is merely an agency or the type of best efforts arrangement under which the underwriters are required to take and to pay for only such securities as they may sell to the public.” Accordingly, the Company respectfully submits that no additional disclosure is required under Item 508(a).

Tom Kluck

August 1, 2013

Financial Statements

Report of Independent Registered Public Accounting Firm, page F-3

30.	Please include within your amended filing a dated audit report in accordance with Rule 2-02 of Regulation S-X.

Ernst & Young LLP has included a dated audit report in the Amendment.

Consolidated Statements of Income, page F-4

31.	Please tell us how you determined it was appropriate to include certain proforma information on the face of the income statement. Within your response, please reference the authoritative accounting literature management relied upon. To the extent you continue to believe it is appropriate to retain this proforma information, please tell us and disclose in future filings that nature of the proforma adjustment.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that the termination of the tax sharing agreement between MMREIS and MMC will result in a change to MMREIS’s tax filing status and will materially change the Company’s effective tax rate. The Company considered by analogy the authoritative guidance in section 3410.1, Sub-Chapter S Corporations and Partnerships, of the SEC Division of Corporate Finance Financial Reporting Manual [Regulation S-X, Rule 11-02], which requires an issuer that was formerly a Sub-Chapter S corporation, partnership or similar tax exempt enterprise to present pro forma tax data on the face of the historical financial statements.

Under the tax sharing agreement, MMREIS provided for income taxes using an effective tax rate of 43.5%, with a related obligation to MMC. The pro forma adjustments reflect MMREIS’s tax provision calculated as if it were a stand-alone taxpayer and the Company has added disclosure as a footnote to the financial statements on page F-11 of the Amendment reflecting that the pro forma income tax provision is presented as if the tax sharing agreement had been terminated on January 1, 2012.

Tom Kluck

August 1, 2013

Notes to consolidated Financial Statements, page F-8

1. Organization and Accounting Policies, page F-8

Other Assets, page F-9

32.	For accounts or commissions notes receivable that may not be impaired under the criteria in ASC 310-10-35, please tell us and expand your disclosure as to whether you evaluate these receivables for a general reserve. Refer to ASC 450-20-25 and paragraphs 33 – 36 of ASC 310-10-35.

In determining the Company’s allowance for doubtful accounts for accounts and commissions notes receivable, the Company considers both the allowance for doubtful accounts based on specific identification in accordance with ASC 310-10-35, and the impairment of accounts and notes receivable under ASC 450-20-25 based on historical experience. The Company first reviews accounts and commissions notes receivable based on the specific-identification for potentially uncollectible amounts. For accounts and commissions notes receivable that were not specifically identified as being impaired, the Company evaluates these balances for impairment in accordance with ASC 450 based on its historical experience with accounts and notes with similar characteristics and current market and company specific conditions. Historically, the Company’s ASC 450 reserve for such accounts and commissions notes receivable has been immaterial. The Company has clarified its other assets policy disclosures to be reflective of its aforementioned assessment, by revising the footnote disclosure on page F-9 of the Amendment.

Stock-Based Compensation, page F-11

33.	It appears that you account for your stock-based awards as liabilities. Please tell us how you determined it was appropriate to derecognize the liabilities. Please refer to ASC 405-20-40.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that the liabilities with respect to any appreciation in the value of the stock options and SARs awards in excess of the employees’ exercise prices for the Company’s stock options and stock appreciation rights, or SARs, have historically been assumed and paid by its Parent, MMC, through a deemed capital contribution. MMREIS records the related compensation expense for these awards, which is reflected in our historical consolidated financial statements. MMC is the principal stockholder of MMREIS.

The Company respectfully advises the Staff that, in evaluating de-recognition of the stock-based award liabilities, it considered by analogy the authoritative guidance in Staff Accounting Bulletin No. 107, Topic 5T, Accounting for Expenses or Liabilities Paid by Principal Stockholder(s) which indicates that payments by a principal stockholder on behalf of a Company should be reflected as an expense and credited to contributed capital in the Company’s financial statements.

Tom Kluck

August 1, 2013

34.	Please clarify for us the terms of the stock options granted, specifically, how they are non-substantive and thus no related compensation expense is recorded. Within your response, please reference the authoritative accounting literature management relied upon.

The Company advises the Staff that options to purchase restricted stock are granted at a fixed strike price, and are exercisable for a period of less than one year. Options are exercised on or before the exercise date by the issuance of a note receivable for the purchase price. The unvested restricted stock received upon exercise of the option typically vests over a three-year period, based upon the option grant date. Since the stock options are only a variable delivery mechanism for the unvested restricted stock, they are accounted for as a single instrument. Management has determined that these awards qualify under ASC 718 as equity awards and are required to be marked to their book value each reporting period due to a repurchase feature at the option of the Company.

The awards are compensatory in nature, as they are awarded in recognition of service to be provided over the vesting term. At grant date, MMREIS measures the compensation expense reflecting the value of the unvested restricted stock granted, and has adjusted the compensation expense in accordance with Topic D-98 at each quarterly period. This accounting is reflected in the Draft Registration Statement.

In the Amendment, the Company has clarified that it views and accounts for the option and the unvested restricted stock as a single instrument with a single service period. Therefore, the value of the option is essentially included with the valuation of the unvested restricted stock, and is recognized over the related service period which covers the period from the grant date through the vesting period of the restricted stock once exercised.

The Company has amended the first paragraph of the Restricted Common Stock subsection in the Stock-Based Compensation section of Note 1 to the consolidated financial statements on page F-11 of the Amendment.

Item 15. Recent Sales of Unregistered Securities, page II-2

35.	Please include the shares to be issued in connection with the Spin-Off in this section, as applicable.

The Company has revised the disclosure on page II-2 of the Amendment to include the shares to be issued to the existing shareholders of MMREIS in exchange for their contribution of MMREIS shares to the Company.

Tom Kluck

August 1, 2013

Exhibit Index

36.	Please file all required exhibits as promptly as possible. If you are not in a position to file your legal opinion with the next amendment, please provide a draft copy for us to review.

The Company confirms that it will file all required exhibits as promptly as possible when such exhibits are available. The Company will supplementally provide a draft copy of the legal opinion of Orrick, Herrington & Sutcliffe LLP, legal counsel to the Company.

If you have any questions about this filing, please contact me at (415) 773-5918 or bcooper@orrick.com.

Very truly yours,

/s/ Brett Cooper

Brett Cooper

Tom Kluck

August 1, 2013

In connection with this response, the Company hereby acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in its filings;

•	the Staff’s comments or changes to disclosure in response to the Staff’s comments do not foreclose the Commission from taking any action with respect to the filings; and

•	the Company may not assert the Staff’s comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Acknowledged:

/s/ Marty Louie

Marty Louie

Chief Financial Officer